Basis of preparation - Going concern (Details)		12 Months Ended
	Dec. 31, 2020 USD ($) tranche	Dec. 31, 2021 USD ($) tranche	Dec. 31, 2020 USD ($) tranche	Dec. 31, 2019 USD ($)
Basis of preparation
Net proceeds on issuance of common shares (note 14)		$ 35,107,872	$ 9,943,886	$ 20,604,207
New Credit Facility
Basis of preparation
Borrowing limit	$ 30,000,000	3,080,760	30,000,000
Term Loan
Basis of preparation
Borrowing limit	15,000,000	15,000,000	15,000,000
Delayed Draw Term Loan
Basis of preparation
Borrowing limit	$ 15,000,000	$ 15,000,000	$ 15,000,000
Number of tranches | tranche	3	3	3
Borrowing limit in each tranche	$ 5,000,000	$ 5,000,000	$ 5,000,000
Expiration period for borrowing	24 months		24 months